RELATED PARTY TRANSACTIONS - Schedule of Amounts Owed From and to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	$ 1,489	¥ 10,652	¥ 17,960
Foshan Shunde Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties		3,576	4,172
Huidong Country Garden Real Estate Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties			3,445
Changsha Ningxiang Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties		474	2,186
Kaiping Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties		1,590	1,590
Zengcheng Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties			948
Szeto Kwok Kin, Daniel
Related Party Transaction [Line Items]
Amounts due from related parties		2	999
Can-Achieve Global Edutour Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties		3,144	2,505
Others
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 1,866	¥ 2,115